Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Current provision:
Federal	$ 331,272	$ 309,380	$ 259,126
State and local	99,084	80,040	42,933
Foreign	200,302	197,606	245,065
Total current provision	630,658	587,026	547,124
Deferred provision (benefit):
Federal	57,967	(17,934)	(15,600)
State and local	24,335	1,392	19,445
Foreign	(22,438)	(85,782)	(122,709)
Total deferred provision (benefit)	59,864	(102,324)	(118,864)
Income tax expense	$ 690,522	$ 484,702	$ 428,260